                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                   SUPPLEMENT DATED SEPTEMBER 15, 1995 TO THE
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 15, 1995

                          FOR USE IN THE STATE OF IOWA

                Investing in the Fund's Common Stock will involve a higher than normal degree of risk. See "Risk Factors and Special Considerations" on page 8.

CODE #  18302-0995IA

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                   SUPPLEMENT DATED SEPTEMBER 15, 1995 TO THE
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 15, 1995

                       FOR USE IN THE STATE OF MINNESOTA

                THESE SECURITIES MAY INVOLVE A HIGH DEGREE OF RISK BECAUSE THE FUND IS AUTHORIZED TO LEVERAGE MORE THAN TEN PERCENT OF ITS TOTAL ASSETS.

CODE #  18302-0995MN

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.



                   SUPPLEMENT DATED SEPTEMBER 15, 1995 TO THE
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 15, 1995



                       FOR USE IN THE STATE OF NEW JERSEY



         THESE ARE SPECULATIVE SECURITIES. AN INVESTMENT IN THE FUND MAY INVOLVE SIGNIFICANT RISKS. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS", "INVESTMENT OBJECTIVES AND POLICIES -- OTHER INVESTMENT POLICIES" AND "RISKS AND SPECIAL CONSIDERATIONS OF LEVERAGE".



         THE FUND MAY INVEST IN MEDIUM TO LOWER RATED MUNICIPAL OBLIGATIONS AND IN CERTAIN MUNICIPAL OBLIGATIONS THAT ARE CONSIDERED DERIVATIVE INSTRUMENTS. SUCH MUNICIPAL OBLIGATIONS MAY HAVE CERTAIN SPECULATIVE CHARACTERISTICS.



CODE #  18302-0995NJ

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                   SUPPLEMENT DATED SEPTEMBER 15, 1995 TO THE
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 15, 1995

                      FOR USE IN THE STATE OF SOUTH DAKOTA

                THESE SECURITIES MAY INVOLVE A HIGH DEGREE OF RISK BECAUSE THE FUND IS AUTHORIZED TO LEVERAGE MORE THAN TEN PERCENT OF ITS TOTAL ASSETS AND TO INVEST MORE THAN FIVE PERCENT OF SUCH ASSETS IN ANY ONE ISSUER.

CODE #  18302-0995SD

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                   SUPPLEMENT DATED SEPTEMBER 15, 1995 TO THE
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 15, 1995

                         FOR USE IN THE STATE OF TEXAS

         The Fund may invest a significant portion of its assets in derivative financial products. These derivative financial products have different risks and may have significantly more risk than traditional municipal obligations.

CODE #  18302-0995TX